Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Current Assets - USD ($)		Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Prepaid Expenses and Current Assets [Abstract]
Interest receivable	[1]	$ 315,466		$ 42,263
Prepaid expenses	[2]	156,958		4,342
Prepayment for office renovation		117,974
Other receivables, net	[3]	12,098		48,280
Total		$ 602,496	$ 94,925	$ 94,925

[1]	Interest receivable primarily consists of interest from loans to third parties and interest from investments.
[2]	Prepaid expenses primarily consist of insurance premium, investor relations and lawyer’s fee.
[3]	Other receivables primarily consist of cash advance to employees for business travel or expenses incurred in the ordinary courses of business, net of expected credit loss.